Other equity reserves (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other equity reserves
Total share based payments reserve	€ 21.3	€ 14.9	€ 9.2
Treasury reserve	0.0	0.0	(7.3)
Total cash-flow hedge reserve	€ (359.7)	€ 221.9	€ (300.6)